Stockholders' Equity - Exercise price of options outstanding and exercisable (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Exercise prices of options outstanding and exercisable
Lower range of Exercise price | $ / shares	$ 0.09
Upper range of Exercise price | $ / shares	$ 0.46
Options outstanding	67,604,157
Options Exercisable	32,928,529
0.01
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 0.01
Options outstanding	21,880,874
Weighted average remaining contractual life	8 years
Options Exercisable	15,399,054
0.03
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 0.03
Options outstanding	8,552,500
Weighted average remaining contractual life	5 years 2 months 12 days
Options Exercisable	8,541,562
0.04
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 0.04
Options outstanding	165,875
Weighted average remaining contractual life	1 year 1 month 6 days
Options Exercisable	165,875
0.05
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 0.05
Options outstanding	300,000
Weighted average remaining contractual life	4 years 7 months 6 days
Options Exercisable	300,000
0.06
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 0.06
Options outstanding	36,421,707
Weighted average remaining contractual life	9 years 2 months 12 days
Options Exercisable	8,238,837
0.07
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 0.07
Options outstanding	57,201
Weighted average remaining contractual life	2 years 9 months 18 days
Options Exercisable	57,201
$0.09-$0.46
Exercise prices of options outstanding and exercisable
Options outstanding	226,000
Weighted average remaining contractual life	3 years 3 months 25 days
Options Exercisable	226,000